General administrative expenses and other net operating income (expenses)_Details of administrative expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Employee benefits
Salaries	₩ 1,584,791,000,000			₩ 1,484,236,000,000		₩ 1,317,826,000,000
Share based payments	6,328,000,000			0		0
Employee benefits	475,238,000,000			468,012,000,000		559,562,000,000
Retirement benefit service costs	168,423,000,000			145,149,000,000		146,848,000,000
Termination	156,441,000,000			225,106,000,000		299,562,000,000
Sub total	2,391,221,000,000			2,322,503,000,000		2,323,798,000,000
Depreciation and amortisation expense [Abstract]
Depreciation and amortization	481,176,000,000	[1]		216,735,000,000	[2]	183,601,000,000	[3]
Other general and administrative expense [Abstract]
Rent	85,705,000,000			321,198,000,000		313,080,000,000
Taxes and public dues	137,137,000,000			115,454,000,000		111,248,000,000
Service charges	235,117,000,000			222,530,000,000		198,828,000,000
Computer and IT related	93,573,000,000			88,689,000,000		70,936,000,000
Telephone and communication	70,220,000,000			70,618,000,000		65,015,000,000
Operating promotion	45,594,000,000			43,540,000,000		43,850,000,000
Advertising	85,887,000,000			72,450,000,000		68,942,000,000
Printing	7,845,000,000			8,601,000,000		8,633,000,000
Traveling	13,255,000,000			12,757,000,000		13,064,000,000
Supplies	7,736,000,000			7,071,000,000		6,795,000,000
Insurance premium	9,668,000,000			8,355,000,000		8,548,000,000
Reimbursement	23,577,000,000			23,474,000,000		27,516,000,000
Maintenance	18,495,000,000			17,384,000,000		16,081,000,000
Water, light and heating	15,272,000,000			14,686,000,000		14,165,000,000
Vehicle maintenance	10,564,000,000			10,264,000,000		9,902,000,000
Others	34,035,000,000			47,724,000,000		46,799,000,000
Sub total	893,680,000,000			1,084,795,000,000		1,023,402,000,000
Total	₩ 3,766,077,000,000		$ 3,259,262	₩ 3,624,033,000,000	[4]	₩ 3,530,801,000,000	[4]

[1]	Depreciation and amortization 481,176 million Won are included in General and administrative expense. There are the Banking (435,227 million Won), Credit card (28,367 million Won), Investment banking (2,212 million Won), others (16,492 million Won) and adjustments ((-) 1,122 million Won) respectively.
[2]	Depreciation and amortization 216,735 million Won are included in General and administrative expense. There are the Banking (177,882 million Won), Credit card (11,477 million Won), Investment banking (977 million Won), others (26,398 million Won) of which total bis and adjustments (1 million Won), respectively.
[3]	Depreciation and amortization 183,601 million Won are included in General and administrative expense. There are the Banking (128,060 million Won), Credit card (9,516 million Won), Investment banking (840 million Won), others (45,184 million Won) and adjustments (1 million Won), respectively.
[4]	For comparative display, the category information of each customer from the previous term has been reclassified to profit or loss by operating segment according to the organization.